BORROWINGS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
BANK BORROWINGS
Bank borrowings	$ 1,631,858	$ 796,739
Analysis as:
Short-term	961,639	655,926
Long-term, current portion	107,392	37,202
Subtotal for short-term	1,069,031	693,128
Long-term, non-current portion	562,827	103,611
Borrowings from non-banking institutions	131,295	63,074
Analysis as:
Short-term	53,899	14,708
Long-term, current portion	33,646	17,677
Long-term, non-current portion	43,750	30,689
Total	1,763,153	$ 859,813
BORROWINGS
Secured short-term borrowings	904,188
Secured long-term borrowings	566,448
Carrying value of property, plant and equipment that serve as collateral for short-term and long-term borrowings	114,202
Carrying value of inventories that serve as collateral for short-term and long-term borrowings	49,715
Carrying value of prepaid land use rights that serve as collateral for short-term and long-term borrowings	11,549
Carrying value of equity that serve as collateral for short-term and long-term borrowings	419,374
Carrying value of restricted cash that serve as collateral for short-term and long-term borrowings	80,000
Carrying value of project assets and solar power systems that serve as collateral for short-term and long-term borrowings	1,242,238
Credit facility
BORROWINGS
Maximum bank credit facilities granted	2,770,957
Available amount of bank credit facilities	1,136,132
Credit facility | Repayment Due After 2016
BORROWINGS
Amount drawn of bank credit facilities granted	740,182
Credit facility | Repayment due in 2016
BORROWINGS
Amount drawn of bank credit facilities granted	894,643
Non-binding bank credit facilities
BORROWINGS
Maximum bank credit facilities granted	516,852
Available amount of bank credit facilities	154,004
Non-binding bank credit facilities | Repayment due in 2016
BORROWINGS
Amount drawn of bank credit facilities granted	$ 295,735